Income Tax Expense - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax from continuing operations	$ 3,342	$ 1,664	$ 2,181
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	18.50%	35.70%	18.60%
- total income tax expense (current and deferred)	21.60%	30.00%	24.50%
Irish corporation tax rate	12.50%	12.50%	12.50%
Higher tax rates on overseas earnings	9.80%	10.60%	12.80%
- arising from 2020 impairment	0.00%	8.40%
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(0.70%)	(1.50%)	(0.80%)
Total effective tax rate	21.60%	30.00%	24.50%